REVENUE RECOGNITION - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Deferral of revenue			$ 7,700	$ 3,200	$ 3,700	$ 4,300
Deferred transaction revenue recognized, including opening balance			6,900		3,900
Deferred transaction revenue recognized				2,900		3,500
Total revenue	$ 339,778	$ 276,656	994,639	816,176	1,140,072	1,041,007	$ 797,919
TISEG
Disaggregation of Revenue [Line Items]
Deferral of revenue			6,400
Three Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total revenue	$ 153,000	$ 114,600	$ 446,200	$ 346,800	$ 494,700	$ 447,400	$ 396,300
Customer One | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	18.00%	15.00%	19.00%	15.00%	16.00%	16.00%	21.00%
Customer Two | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	16.00%	14.00%	15.00%	15.00%	15.00%	16.00%	17.00%
Customer Three | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	11.00%	12.00%	11.00%	12.00%	12.00%	11.00%	12.00%